                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Eubel Brady & Suttman Asset Management, Inc.
Address: 7777 Washington Village Drive, Suite 210
         Dayton, Ohio  45459


Form 13F File Number: 028-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark E. Brady
Title:   Chief Operations Officer
Phone:   (937) 291-1223

Signature, Place, and Date of Signing:

/s/ Mark E. Brady      Dayton, Ohio         October 30, 2001
_________________     _______________      _________________
   [Signature]         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     70

Form 13F Information Table Value Total:     $468,326
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None      28-

         [Repeat as necessary.]
























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

                                          EUBEL BRADY & SUTTMAN ASSET MANAGEMENT, INC.
                                                          SEC FORM 13-F
                                                            03/31/01

  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6       COLUMN 7         COLUMN 8

                                                              QUANTITY
                                                MARKET
                         TITLE                  VALUE     SHRS OR  SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL  DISCRETION     MGRS    SOLE     SHARED    NONE
--------------           --------    -----      -------   ------   --------  ----------     ----    -----------------------
White Mountain
  Insurance            common        g9618e107      3778   11345   sh       11345           n/a       11345  n/a       n/a
Advanta Cl. B          common        007942204       201   22500   sh       22500           n/a       22500  n/a       n/a
Coldwater Creek Inc.   common        193068103       538   29400   sh       29400           n/a       29400  n/a       n/a
"NVR, Inc."            common        62944T105      5155   36689   sh       36689           n/a       36689  n/a       n/a
Markel Corporation     common        570535104     10784   55302   sh       55302           n/a       55302  n/a       n/a
Greenpoint Financial
   Corp.               common        395384100      2310   65815   sh       65815           n/a       65815  n/a       n/a
V.F. Corporation       common        918204108      2383   81400   sh       81400           n/a       81400  n/a       n/a
Miami Computer Supply  common        55270M108      1366   84800   sh       84800           n/a       84800  n/a       n/a
Greka Energy
  Corporation          common        397637109       760   88891   sh       88891           n/a       88891  n/a       n/a
Sport-Haley            common        848925103       231   91500   sh       91500           n/a       91500  n/a       n/a
Washington Mutual      common        939322103      4012  104267   sh       104267          n/a      104267  n/a       n/a
Hearst - Argyle TV (A) common        422317107      1968  112470   sh       112470          n/a      112470  n/a       n/a
Devon Energy Corp.     common        25179M103      3922  114000   sh       114000          n/a      114000  n/a       n/a
RLI Corp.              common        749607107      5005  122064   sh       122064          n/a      122064  n/a       n/a
Brown Forman cl B      common        115637209      7884  124785   sh       124785          n/a      124785  n/a       n/a
McCormick & Company,
   Inc.                common        579780206      5868  128130   sh       128130          n/a      128130  n/a       n/a
Telephone & Data
  Systems              common        879433100     12719  134874   sh       134874          n/a      134874  n/a       n/a
AT&T Wireless Group    common        00209A106      2058  137748   sh       137748          n/a      137748  n/a       n/a
USA Education, Inc.    common        90390U102     11583  139700   sh       139700          n/a      139700  n/a       n/a
FBR Asset Investment
   Corp.               common        3.02E+307      3350  145000   sh       145000          n/a      145000  n/a       n/a
Philip Morris          common        718154107      7503  155367   sh       155367          n/a      155367  n/a       n/a
Hollinger Inter-
  national             common        435569108      1670  159040   sh       159040          n/a      159040  n/a       n/a
Standard Management    common        853612109       747  171663   sh       171663          n/a      171663  n/a       n/a
Timberland Company     common        887100105      4814  177655   sh       177655          n/a      177655  n/a       n/a
Scientific Games Corp. common        80874P109       737  186470   sh       186470          n/a      186470  n/a       n/a
American Financial
  Hldgs.               common        026075101      4655  189600   sh       189600          n/a      189600  n/a       n/a
Dun & Bradstreet       common        2.65E+104      6121  218610   sh       218610          n/a      218610  n/a       n/a
Mercury General Corp.  common        589400100      9122  229780   sh       229780          n/a      229780  n/a       n/a
ITLA Capital Corpora-


                                4




  tion                 common        450565106      4821  238080   sh       238080          n/a      238080  n/a       n/a
Innovative Solutions   common        45769N105      1735  238610   sh       238610          n/a      238610  n/a       n/a
Jones Apparel Group
  Inc                  common        480074103      6204  243370   sh       243370          n/a      243370  n/a       n/a
Sherwin-Williams Co.   common        824348106      5606  252280   sh       252280          n/a      252280  n/a       n/a
Moody's Corp           common        615369105      9471  255970   sh       255970          n/a      255970  n/a       n/a
America First Mortgage common        023934102      2435  275170   sh       275170          n/a      275170  n/a       n/a
Meredith Corp.         common        589433101      8926  277800   sh       277800          n/a      277800  n/a       n/a
Saxon Cap Aquisition
  Corp                 common        80556P203      2813  281330   sh       281330          n/a      281330  n/a       n/a
Dime Bancorp           common        25429Q102     12028  305900   sh       305900          n/a      305900  n/a       n/a
American Home Mtg Hldg common        02660M108      5392  309010   sh       309010          n/a      309010  n/a       n/a
UST Inc.               common        902911106     10628  320110   sh       320110          n/a      320110  n/a       n/a
RailAmerica, Inc.      common        750753105      4123  329811   sh       329811          n/a      329811  n/a       n/a
Emmis Communications
  Corp                 common        291525103      4816  333960   sh       333960          n/a      333960  n/a       n/a
Knight-Ridder          common        499040103     19302  345605   sh       345605          n/a      345605  n/a       n/a
CenturyTel Inc.        common        156700106     11609  346540   sh       346540          n/a      346540  n/a       n/a
Lee Enterprises        common        523768109     11007  347538   sh       347538          n/a      347538  n/a       n/a
RAIT Investment Trust  common        749227104      6007  376620   sh       376620          n/a      376620  n/a       n/a
Lancaster Colony       common        513847103     10573  377479   sh       377479          n/a      377479  n/a       n/a
America Service Group  common        02364l109      2147  383455   sh       383455          n/a      383455  n/a       n/a
Encompass Services     common        29255U104      1547  409186   sh       409186          n/a      409186  n/a       n/a
Reynolds & Reynolds    common        761695105      9680  415451   sh       415451          n/a      415451  n/a       n/a
Trinity Industries Inc common        896522109      8996  415505   sh       415505          n/a      415505  n/a       n/a
Prologis Trust         common        743410102      8772  415716   sh       415716          n/a      415716  n/a       n/a
Donnelley R R & Sons
  Co                   common        257867101     12613  466280   sh       466280          n/a      466280  n/a       n/a
Anthracite Capital     common        037023108      5279  507550   sh       507550          n/a      507550  n/a       n/a
Annaly Mortgage
  Management           common        035710409      7414  513100   sh       513100          n/a      513100  n/a       n/a
Dial Corp              common        25247D101      8749  528650   sh       528650          n/a      528650  n/a       n/a
AmeriCredit Corp       common        03060R101     16896  534350   sh       534350          n/a      534350  n/a       n/a
Aceto Corp             common        004446100      5272  543384   sh       543384          n/a      543384  n/a       n/a
Spherion Inc.          common        848420105      4232  587715   sh       587715          n/a      587715  n/a       n/a
Leucadia National      common        527288104     20523  657798   sh       657798          n/a      657798  n/a       n/a
Local Financial
  Corporation          common        539553107      8909  666330   sh       666330          n/a      666330  n/a       n/a
Actrade Financial
  Technologies         common        00507P102     12329  671404   sh       671404          n/a      671404  n/a       n/a
Capital Automotive
  REIT Inc             common        139733109     12092  686250   sh       686250          n/a      686250  n/a       n/a
Supreme Ind. Inc       common        868607102      2322  693020   sh       693020          n/a      693020  n/a       n/a
Liberty Media Corp.
  Cl A                 common        530718105      8905  701210   sh       701210          n/a      701210  n/a       n/a
North Fork Bancorp     common        659424105     22293  749606   sh       749606          n/a      749606  n/a       n/a
Williams Controls Inc. common        969465103       661  768742   sh       768742          n/a      768742  n/a       n/a






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

21st Century Insurance common        90130N103     13822  785318   sh       785318          n/a      785318  n/a       n/a
CNS Inc.               common        126136100      3093  836080   sh       836080          n/a      836080  n/a       n/a
DEVX Energy Inc        common        25189P203      4602  885050   sh       885050          n/a      885050  n/a       n/a
Key Energy Services    common        492914106      8441 1327180   sh       1327180         n/a     1327180  n/a       n/a
                                                          468326















































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